Property and Equipment, Net (Details) - Schedule of Property and Equipment, Net - USD ($)	Mar. 31, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	$ 441,495	$ 431,857	$ 404,823
Less: accumulated depreciation	(240,537)	(152,257)	(67,178)
Property and equipment, net	200,958	279,600	337,645
Computer and office equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	154,454	142,520	151,205
Furniture and fixtures [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	73,689	73,355	76,148
Motor vehicle [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	82,172	83,185	88,045
Leasehold improvement [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	$ 131,180	$ 132,797	$ 89,425